Leases (Details) - Schedule of Key Components of the Company's Operating Leases - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Key Components of the Company's Operating Leases [Abstract]
Operating Lease - Operating Cash Flows (Fixed Payments)	$ 75	$ 189	$ 99
Operating Lease - Operating Cash Flows (Liability Reduction)	61	129	54
New ROU Assets - Operating Leases		$ 409	$ 8,482
Weighted Average Lease Term - Operating Leases (years)	12 years 11 months 26 days	13 years 2 months 26 days	7 years 18 days
Weighted Average Discount Rate - Operating Leases	7.65%	7.65%	7.10%